Employee Post-retirement Benefits - Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 8	$ 88	$ 0
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4		0
U.S. bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 4		$ 0